Retirement Benefit Plans - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 4,550.4	$ 3,711.0	$ 2,809.5
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 2,832.1
Weighted average duration of the defined benefit obligation	9 years
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Amount of increase in defined benefit obligation	$ 766.7	780.5
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Amount of increase in defined benefit obligation	$ 746.9	$ 759.5
Maximum [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Minimum [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.00%